Shareholder Report, Average Annual Return (Details) LMF6500_Western Asset SMASh Series Core Plus Completion Fund_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Western Asset SMASh Series Core Plus Completion Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series Core Plus Completion Fund
Average Annual Return, Percent	10.12%	(4.13%)	1.40%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%